Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
28.	Subsequent Events:

(a)
Dividend on Series D Preferred Shares: On January 15, 2026, the Company paid to Toro a dividend (declared on December 30, 2025) amounting to $1,250,000 on the Series D Preferred Shares for the dividend period from October 15, 2025 to January 14, 2026. On April 15, 2026, the Company paid to Toro a dividend (declared on March 30, 2026) amounting to $1,250,000 on the Series D Preferred Shares for the dividend period from January 15, 2026 to April 14, 2026.

(b)
Sale and leaseback transaction M/V Magic Perseus:  On December 29, 2025, the Company entered into a sale and leaseback agreement with an unaffiliated Japanese counterparty for the M/V Magic Perseus, a 2013-built Kamsarmax bulk carrier vessel, for an aggregate amount of $15,600,000. The vessel was delivered to its buyers on January 22, 2026 and on the same date the Company drew the respective amount.